Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 13 — Related party balances and transactions

Loans — related party

Loan related parties are as follows:

Name of Related Parties	Relationship	Nature	December 31, 2022	June 30, 2023	June 30, 2023
			RMB	RMB (Unaudited)	USD (Unaudited)
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	42,421,345	42,421,345	5,870,816
Total:			42,421,345	42,421,345	5,870,816
Current portion of related party loan			-	-	-
Related party loan – non-current			42,421,345	42,421,345	5,870,816

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Due to a related party-Joyous JD Limited	1,067,903	1,107,954	153,333

Joyous JD Limited is a non controlling shareholder of MicroAlgo. This amount represents advance to Venus Acquisition Corp prior to the merger. The amount was non interest bearing and due on demand.